Application of New and Revised Accounting Standards - Summary of New and Revised Accounting Standards and Interpretations on Issue But not Yet Effective (Details)	12 Months Ended
Jun. 30, 2022
IFRS 1, IAS 1– Classification of Liabilities as Current or Non-current and Clossification of Liabilities as Current and Non-current - Deferral of Effective Dated
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IAS 8- Disclosure of Accounting Policies and Definition of Accounting Estimates
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 16, IFRS 9, IFRS 1 and IAS 41 - Annual Improvements 2018-2020 and Other Amendments
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 9 and IFRS 17 Initial Application Comparative Information
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
IFRS 1, IAS 12- Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Effective for annual reporting periods beginning on or after	Jan. 01, 2023